Business Acquisition - Schedule of Purchase Consideration (Details) - Betcha - USD ($) $ in Thousands		12 Months Ended
	Dec. 13, 2021	Dec. 31, 2022
Business Acquisition [Line Items]
Fair value of common stock	$ 21,306	$ 2,600
Cash consideration	759
Fair value of milestone payments	9,470
Fair value of earnouts	3,400
Total purchase consideration	$ 34,935